Note 1 - Organization and Summary of Significant Accounting Policies: Cash and equivilents (Policies)	3 Months Ended
Nov. 30, 2012
Policies
Cash and equivilents

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.